Real Estate Owned, Net - Lease Activities (Details)		3 Months Ended		12 Months Ended
	Sep. 04, 2020 USD ($)	Mar. 31, 2022 USD ($) a	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) a	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 02, 2020 USD ($)
Real Estate
Termination fees		$ 3,100,000		$ 3,100,000
Cash							$ 25,500,000
Total assets		772,596,045		693,542,158	$ 588,477,181
Below Market Lease, Net		$ 9,426,358		9,709,710	10,249,776
Gain (Loss) on Termination of Lease				$ 0	236,000
Lessee, Operating Lease, Term of Contract		10 years		10 years
Lessee, Operating Lease, Option to Extend		option to extend the lease for 5 years		option to extend the lease for 5 years
Gross sales of tenant business		6.00%		6.00%
Annual rental payment increase percent		3.00%		3.00%
Impairment charge		$ 1,604,989	$ 0	$ 3,395,430	$ 0	$ 1,500,000
Area of Land | a		4.9		4.9
Impairment of Real Estate				$ 3,400,000
Contract Termination
Real Estate
Cash	$ 200,000			142,620
Furniture and Fixtures	200,000			236,000
Total assets	400,000			378,620
In-place lease intangible assets	$ 900,000			869,694
Property, Plant and Equipment, Remaining Useful Life	2 years 6 months
Below Market Lease, Net	$ 600,000			616,392
Rent receivable	100,000			$ 125,318
Gain (Loss) on Termination of Lease	$ 0